DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 RUB (₽)	Mar. 31, 2019 USD ($)	Mar. 31, 2017 RUB (₽)	Mar. 31, 2017 USD ($)
Derivative assets:
Total derivative assets	₽ 14.0		₽ 70.0		$ 0.2
Derivative liabilities:
Total derivative liabilities	1.0		1.0		0.1
Designated as hedging instrument						₽ 7,010.0	$ 108.3	₽ 5,976.0	$ 102.8
Derivative contracts not designated as hedging instruments
Derivative liabilities:
Effect of derivative instruments not designated as hedging instruments on income	(98.0)	$ 1.2	(1.0)	₽ 41.0
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other Non-current Assets
Derivative assets:
Total derivative assets	14.0		70.0		0.2
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other accrued liabilities
Derivative liabilities:
Total derivative liabilities	₽ 1.0		₽ 1.0		$ 0.1